CURRENT AND DEFERRED TAXES - Schedule of composition of current tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Income tax provision, current liabilities	$ 2,371	$ 1,026
Income tax provision, Non-current liabilities	0	0
Income tax provision, total liabilities	2,371	1,026
Current tax liabilities	2,371	1,026
Non-current liabilities	0	0
Total liabilities by current tax, Non-current liabilities	0	0
Total liabilities by current tax, total liabilities	$ 2,371	$ 1,026